HISTORY AND ORGANIZATION OF THE COMPANY (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
History And Organization Of The Company 1	100.00%
History And Organization Of The Company 2	90.00%
History And Organization Of The Company 3	10.00%